Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of operating segments
Adjusted operating profit		$ 3,306	$ 3,129	$ 2,893
Other income and expenditure:
Interest payable on core structural borrowings		(183)	(171)	(172)
Tax expense (income)		(534)	(547)	(444)
Profit (loss) from operating activities, net of tax		2,772	2,582	2,449
Short-term interest rate and other market fluctuations		120	(105)	(774)
Gain (loss) attaching to corporate transactions		1,515	(71)	(22)
Tax (charge) credit on non-operating result		(288)	9	59
Profit for the year		4,119	2,415	1,712
Attributable to:
Equity holders of the Company		3,978	2,285	1,701
Profit for the year		141	130	11
Profit for the year		$ 4,119	$ 2,415	$ 1,712
Basic earnings per share (in cents)
Based on adjusted operating profit, net of tax and non-controlling interest		$ 1.014	$ 0.897	$ 0.89
Based on profit for the year, net of non-controlling interest		$ 1.542	$ 0.841	$ 0.621
Gain attaching to corporate transactions		$ (1,515)	$ 71	$ 22
iShares MSCI USA ESG Enhanced UCITS ETF
Basic earnings per share (in cents)
Interest in joint ventures (as a percent)		34.59%	49.00%
Minimum | Debt securities and loans
Basic earnings per share (in cents)
Longer-term rates of return (as a percent)	2.80%	2.80%	2.80%	2.80%
Minimum | Equity-type securities
Basic earnings per share (in cents)
Longer-term rates of return (as a percent)	8.60%	8.60%	8.60%	8.60%
Maximum | Debt securities and loans
Basic earnings per share (in cents)
Longer-term rates of return (as a percent)	8.80%	8.70%	8.80%	8.40%
Maximum | Equity-type securities
Basic earnings per share (in cents)
Longer-term rates of return (as a percent)	15.70%	15.70%	15.70%	15.70%
CITIC-Prudential Life Insurance Company Limited
Other income and expenditure:
Profit for the year		$ 6	$ 282	$ (733)
Attributable to:
Profit for the year		$ 6	$ 282	(733)
Basic earnings per share (in cents)
Interest in joint ventures (as a percent)	50.00%	50.00%	50.00%
Hong Kong Segment
Basic earnings per share (in cents)
Share of estate within with-profits fund		$ 10
Operating segments
Other income and expenditure:
Profit for the year		$ 4,992	$ 2,820	2,353
Attributable to:
Profit for the year		4,992	2,820	2,353
Operating segments | Hong Kong Segment
Analysis of operating segments
Adjusted operating profit		1,219	1,069	1,013
Operating segments | Indonesia Segment
Analysis of operating segments
Adjusted operating profit		250	268	221
Operating segments | Mainland China Segment
Analysis of operating segments
Adjusted operating profit		411	363	368
Operating segments | Malaysia Segment
Analysis of operating segments
Adjusted operating profit		410	338	305
Operating segments | Singapore Segment
Analysis of operating segments
Adjusted operating profit		706	693	584
Operating segments | Growth markets Segment
Analysis of operating segments
Adjusted operating profit		614	688	746
Operating segments | Eastspring Segment
Analysis of operating segments
Adjusted operating profit		329	304	280
Material reconciling items
Other income and expenditure:
Net investment return and other items		(41)	21	(21)
Interest payable on core structural borrowings		(184)	(171)	(172)
Other corporate income (expenditure)		(237)	(237)	(230)
Total other expenditure		(462)	(387)	(423)
Restructuring and IFRS 17 implementation costs		(171)	(207)	(201)
Material reconciling items | Insurance and asset management operations
Other income and expenditure:
Restructuring and IFRS 17 implementation costs		$ (49)	$ (59)	$ (81)